Segment Information (Details) - Schedule of Information by Segment for the Years - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 18, 2022	Jan. 18, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Information (Details) - Schedule of Information by Segment for the Years [Line Items]
Interest income	$ 47,000,000	$ 47,000,000	$ 38,175	$ 37,871	$ 76,333	$ 99,194	$ 176,175	$ 961,522
Non-interest income			17,332,758	4,052,989	28,368,280	6,069,568	30,908,948	10,507,081
Less: inter-segment				(1,188)		(2,767)	(4,896)
Total			17,370,933	4,089,672	28,444,613	6,165,995	31,080,227	11,468,603
Commission expense			11,984,437	2,480,271	19,279,929	3,181,313	18,823,458	3,866,251
Depreciation					215,494	192,352	392,873	45,383
Income (loss) from operations			(10,393,134)	(3,508,386)	(24,976,942)	(5,420,703)	(28,351,097)	(8,447,123)
Investment income loss net			(441,568)	(5,683,988)	1,281,496	(3,535,053)	(8,937,431)	130,255,232
Total assets			95,302,257		95,302,257		101,221,333	122,510,300
Distribution Business [Member]
Segment Information (Details) - Schedule of Information by Segment for the Years [Line Items]
Interest income
Non-interest income			16,005,608	2,373,898	25,693,427	2,553,829	24,610,309	929,555
Less: inter-segment
Total							24,610,309	929,555
Commission expense			11,628,412	1,906,944	18,540,477	1,975,138	16,839,870	332,381
Depreciation							884	521
Income (loss) from operations			2,734,753	(1,321,333)	3,187,190	(2,768,395)	(4,960,505)	(6,061,091)
Investment income loss net
Total assets							3,556,198	1,320,791
Platform Business [Member]
Segment Information (Details) - Schedule of Information by Segment for the Years [Line Items]
Interest income			38,175	37,871	76,333	99,194	176,175	961,522
Non-interest income			1,327,150	1,677,903	2,674,853	3,512,972	6,293,743	9,577,526
Less: inter-segment
Total							6,469,918	10,539,048
Commission expense			356,025	573,327	739,452	1,206,175	1,983,588	3,533,870
Depreciation							391,104	42,170
Income (loss) from operations			6,785,460	(2,591,456)	(4,401,856)	(2,045,873)	(10,767,796)	2,777,746
Investment income loss net
Total assets							59,001,756	54,511,457
Fintech Business [Member]
Segment Information (Details) - Schedule of Information by Segment for the Years [Line Items]
Interest income
Non-interest income				1,188		2,767	4,896
Less: inter-segment				(1,188)		(2,767)	(4,896)
Total
Commission expense
Depreciation							885	2,692
Income (loss) from operations			(19,913,347)	404,403	(23,762,276)	(606,435)	(12,622,796)	(5,163,778)
Investment income loss net							(8,937,431)	130,255,232
Total assets							38,140,822	66,154,783
Healthcare Business [Member]
Segment Information (Details) - Schedule of Information by Segment for the Years [Line Items]
Interest income
Non-interest income
Less: inter-segment
Total
Commission expense
Depreciation
Income (loss) from operations
Investment income loss net
Total assets							$ 522,557	$ 523,269